Asset retirement obligations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Asset retirement obligations
Accretion expense	$ 1,602	$ 1,100	$ 1,169